CONTINGENT ASSETS AND LIABILITIES (Details) - Piedmont Lithium Project [Member]	6 Months Ended	12 Months Ended
	Dec. 31, 2020 a $ / shares	Jun. 30, 2020 a
Exclusive Option Agreements [Abstract]
Surface area of property (in acres) | a	2,322	2,126
Minimum [Member]
Exclusive Option Agreements [Abstract]
Production royalty (in dollars per tonne) | $ / shares	0.50
Maximum [Member]
Exclusive Option Agreements [Abstract]
Production royalty (in dollars per tonne) | $ / shares	2.00
Land Purchase Option [Member]
Exclusive Option Agreements [Abstract]
Surface area of property (in acres) | a	1,438